GOODWILL	12 Months Ended
Dec. 31, 2015
GOODWILL
GOODWILL

4. GOODWILL

The changes in goodwill related to continuing operations were as follows (in thousands):

Balance at December 31, 2013:
Goodwill (excluding impairment charges)	$ 13,227
Accumulated impairment charges	(5,738)

Goodwill at December 31, 2013	7,489

Balance at December 31, 2014:
Goodwill (excluding impairment charges)	13,227
Accumulated impairment charges	(5,738)

Goodwill at December 31, 2014	7,489

Balance at December 31, 2015:
Goodwill (excluding impairment charges)	13,227
Accumulated impairment charges	(5,738)

Goodwill at December 31, 2015	$ 7,489

2014 Goodwill Impairment Assessment

The Company performed its annual goodwill impairment assessment for all of its reporting units during the quarter ended December 31, 2014. The Company did not perform a qualitative assessment to determine whether it is more likely than not that goodwill is impaired. The first step of the quantitative goodwill impairment test resulted in the determination that the estimated fair values of the Company’s reporting units substantially exceeded their respective carrying amounts, including goodwill. Accordingly, the second step was not required.

2015 Goodwill Impairment Assessment

The Company performed a goodwill impairment assessment for the Social Media reporting unit during the quarter ended September 30, 2015 as a result of the sale of Classmates, Inc. The first step of the quantitative goodwill impairment test resulted in the determination that the estimated fair values of the Company’s reporting units substantially exceeded their respective carrying amounts, including goodwill. Accordingly, the second step was not required.

The Company performed the annual quantitative goodwill impairment assessment for all of its reporting units in the fourth quarter of 2015. The first step of the quantitative goodwill impairment test resulted in the determination that the fair values of the Company’s Communications and Social Media reporting units substantially exceeded their carrying amounts, including goodwill. The fair value of the Company’s MyPoints reporting unit exceeded its carrying amount, including goodwill, by approximately 22%. Accordingly, the second step was not required for any of the Company’s reporting units.